Annual Total Returns - Fidelity Advisor Freedom® 2060 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2060 Fund - Class A	May 29, 2021
Bar Chart Table:
Annual Return 2015	(1.01%)
Annual Return 2016	8.12%
Annual Return 2017	21.35%
Annual Return 2018	(8.49%)
Annual Return 2019	26.33%
Annual Return 2020	17.04%